TRUSTEES AND OFFICERS
C. Oscar Morong, Jr., Chairman
Philip W. Coolidge*, President
Elliott J. Berv
Mark T. Finn
Riley C. Gilley
Diana R. Harrington
Susan B. Kerley
Walter E. Robb, III
E. Kirby Warren
William S. Woods, Jr.

SECRETARY
Linda T. Gibson

TREASURER
John R. Elder*
*Affiliated Person of Administrator and Distributor

--------------------------------------------------------------------------------

INVESTMENT ADVISER
Citibank, N.A.
153 East 53rd Street, New York, NY 10043

ADMINISTRATOR AND DISTRIBUTOR
The Landmark Funds Broker-Dealer Services, Inc.
6 St. James Avenue, Boston, MA 02116
(617) 423-1679

TRANSFER AGENT AND CUSTODIAN
State Street Bank and Trust Company
225 Franklin Street, Boston, MA 02110

AUDITORS
Deloitte & Touche LLP
125 Summer Street, Boston, MA 02110

LEGAL COUNSEL
Bingham, Dana & Gould
150 Federal Street, Boston, MA 02110

--------------------------------------------------------------------------------

SHAREHOLDER SERVICING AGENTS
(See Inside Cover)

This report is prepared for the information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus.

NYTFI/S/97     Printed on Recycled Paper (recycle symbol)

[Logo] LANDMARK(SM) FUNDS
            Advised by Citibank, N.A.

            LANDMARK
            NEW YORK TAX FREE
            INCOME FUND


            SEMI-ANNUAL
            REPORT
            June 30, 1997

--------------------------------------------------------------------------------
                          A LETTER TO OUR SHAREHOLDERS
--------------------------------------------------------------------------------

Dear Shareholder:

    Municipal bonds generally outperformed U.S. government securities during the first half of 1997, largely the result of a continuing imbalance in supply versus demand. Despite some volatility early in the period, the U.S. and New York economies continued to provide an outstanding environment for financial assets, including municipal bonds: The national economic expansion is in its seventh year and employment is near record levels, yet inflation is low -- all of which are good for investments in municipal bonds.

    In this environment, the Landmark Funds' investment adviser, Citibank, N.A., continued to manage the Landmark New York Tax Free Income Fund with the goal of achieving its investment objectives: to generate high levels of current income exempt from federal, New York State and New York City personal income taxes, and to preserve the value of its shareholders' investment. Consistent with this objective, the Fund seeks to provide an attractive yield from a quality investment portfolio consisting of municipal obligations primarily of New York State, its municipalities and their agencies.

    This report reviews the Fund's investment activities and performance during the six-month period ended June 30, 1997, and provides a summary of Citibank's perspective on and outlook for the New York municipal bond market. On behalf of the Board of Trustees of the Landmark Funds, I want to thank you for your confidence and participation.

/s/ Philip W. Coolidge
    Philip W. Coolidge
    President
    July 18, 1997

Remember that Mutual Fund Shares:
o Are not bank deposits or FDIC insured
o Are not obligations of or guaranteed by Citibank or Citicorp Investment
  Services
o Are subject to investment risks, including possible loss of the principal amount invested.

TABLE OF CONTENTS

  1   A Letter to Our Shareholders
--------------------------------------------------------------------------------
  2   Market Environment
      Fund Snapshot
--------------------------------------------------------------------------------
      Portfolio Manager
  3   The Portfolio Manager Responds
      Quotes From the Portfolio Manager
--------------------------------------------------------------------------------
      Strategy and Outlook
  4   Landmark New York Tax Free
        Income Fund--By the Numbers
--------------------------------------------------------------------------------
  5   Fund Data
      Performance Highlights
--------------------------------------------------------------------------------
  6   Portfolio of Investments
--------------------------------------------------------------------------------
  8   Statement of Assets and Liabilities
--------------------------------------------------------------------------------
  9   Statement of Operations
--------------------------------------------------------------------------------
 10   Statement of Changes in Net Assets
--------------------------------------------------------------------------------
 11   Financial Highlights
--------------------------------------------------------------------------------
 12   Notes to Financial Statements
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  MARKET ENVIRONMENT
--------------------------------------------------------------------------------

    The first half of 1997 represented one of the most interesting periods in recent memory for U.S. financial markets. The national economy continued to grow with few signs of inflation, marking the sixth year in what is becoming one of the longest expansions in the post-World War II era. In New York State, a growing economy helped tax revenues meet or exceed budget projections. As measured by the Dow Jones Industrial Average, the stock market gained more than 1,100 points for its best six-month performance in 10 years. The bond market provided positive total rates of return as yields of long-term U.S. Treasury bonds ended the period at 6.78% despite a one-quarter point increase in the federal funds rate, a key short-term interest rate set by the Federal Reserve Board. Municipal bonds generally outperformed comparable taxable fixed-income securities, largely because of a lack of new supply in an environment of ample investor demand.
    When examined more closely, however, the general uptrend reveals a considerable amount of volatility. The national economy, for example, grew at a torrid 5.9% rate during the first three months of the year as consumer spending and winter temperatures both remained unexpectedly high. As a result, fixed-income investors became concerned early in the year that the economy was growing too fast posing an inflation threat. Therefore, yields on municipal securities rose in sympathy with U.S. Treasury bonds, which saw yields rise by about one-half a percentage point. The Federal Reserve Board, apparently agreeing that inflation might become an issue, tightened monetary policy modestly to curtail economic growth.
    Yet, inflation concerns proved to be short-lived as persistently stable consumer and wholesale prices encouraged fixed-income investors to get back in the market. Yields on municipal bonds quickly fell and ended the period just slightly below the levels at which they started the year.

--------------------------------------------------------------------------------
  FUND SNAPSHOT
--------------------------------------------------------------------------------

COMMENCEMENT OF OPERATIONS
September 8, 1986

NET ASSETS AS OF 6/30/97
$77.7 million

FUND OBJECTIVE
To generate high levels of current income exempt from federal, New York State and New York City personal income taxes+ and to preserve the value of its shareholders' investment through investing in debt obligations consisting primarily of municipal bonds and notes.

DIVIDENDS
Paid monthly, if any

CAPITAL GAINS
Distributed annually, if any

BENCHMARKS
o Lipper New York State Municipal Bond Funds Average
o Lehman Municipal Bond Index

INVESTMENT ADVISER
Citibank, N.A.

+A portion of the income may be subject to the Federal Alternative Minimum Tax.
   Consult your personal tax advisor.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  PORTFOLIO MANAGER
--------------------------------------------------------------------------------

JOHN C. MOONEY
Vice President, Citibank N.A.

    Mr. Mooney has managed the Landmark New York Tax Free Income Fund since June 1997. Mr. Mooney is a Senior Portfolio Manager responsible for managing tax-exempt fixed income funds. He is also part of the team responsible for fixed-income strategy, research and trading. Prior to joining Citibank in 1997, Mr. Mooney served as a tax-exempt portfolio manager at SunAmerica for over three years and also served as a tax-exempt portfolio manager at First Investors for three years. Prior experience also includes Alliance Capital Management L.P. and The Boston Company.

--------------------------------------------------------------------------------
  THE PORTFOLIO MANAGER RESPONDS
--------------------------------------------------------------------------------

    We maintained a neutral duration throughout the period, neither lengthening nor shortening as we saw no reason to do so. Our neutral stance positioned us well for an increase in the value of municipal bonds relative to comparable U.S. Treasury securities. In fact, municipal bonds ended the period near the high end of their valuation range relative to Treasuries, a condition caused by the relative lack of supply of new municipal bond issues. The nation's and New York State's economic strength has been good for tax revenues for the state and most of the municipalities, reducing their need to finance in the public markets.
    We also maintained our sector allocation, diversifying the portfolio among tax-exempt bonds issued by New York State, its municipalities, agencies and authorities. The portfolio also holds a small number of bonds from U.S. territories such as Puerto Rico, which are exempt from federal and New York State and local taxes. At the end of the period, 59% of the portfolio was rated "AA", "Aa" or better by the major bond rating agencies.

--------------------------------------------------------------------------------
  QUOTES FROM THE PORTFOLIO MANAGER
--------------------------------------------------------------------------------

"Municipal bonds have generally performed better than U.S. Treasury securities because of a lack of supply relative to demand."

"We don't expect potential changes in the federal capital gains tax to affect demand for municipal bonds. New York taxpayers will continue to need the tax relief they provide."

"We expect interest rates to decline modestly over the next several months, although the overall trend may be periodically interrupted by volatility."
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  STRATEGY AND OUTLOOK
--------------------------------------------------------------------------------

    We are optimistic about the prospects for municipal bonds over the foreseeable future both nationally and in New York. While we expect interest rates to decline modestly over time, we would not be surprised to see short-lived spikes in yields caused by economic data that does not conform to the general consensus opinion. In our view, any temporary increases in yields should be viewed as an opportunity to buy bonds inexpensively.

    In addition, the economic conditions that have led to a dearth of new supply are expected to continue. Yet, demand for tax-exempt financial instruments is expected to remain steady among high-income investors, especially in areas such as New York where residents pay relatively high state and local income taxes.

    This combination of modest economic growth, low inflation, limited supply and steady demand should be good for municipal bond investors. Accordingly, we expect to maintain our neutral duration, and we will be ready to lengthen as opportunities to do so present themselves. Furthermore, we will continue to diversify assets among better-quality, highly liquid municipal securities that we believe offer superior relative values.

--------------------------------------------------------------------------------
  Landmark New York Tax Free Income Fund
--------------------------------------------------------------------------------
  BY THE NUMBERS
--------------------------------------------------------------------------------

   --------------------------------------------------------------------------
                        CHANGES IN PORTFOLIO COMPOSITION

Portfolio of Investments as of 6/30/97       ... Compared to 12/31/96

   CASH/SHORT TERM/OTHER        2%         CASH/SHORT TERM/OTHER        2%
   OTHER REVENUE               20%         OTHER REVENUE               17%
   STATE AGENCIES              19%         STATE AGENCIES              20%
   WATER/SEWER REVENUE         12%         WATER/SEWER REVENUE         14%
   TRANSPORTATION REVENUE      13%         TRANSPORTATION REVENUE      10%
   POWER REVENUE                1%         POWER REVENUE                2%
   HOUSING REVENUE             19%         HOUSING REVENUE             10%
   GENERAL OBLIGATION BONDS    14%         GTD./PREREFUNDED            15%
                                           GENERAL OBLIGATION BONDS    10%
   --------------------------------------------------------------------------

--------------------------------------------------------------------------------
  FUND DATA All Periods Ending June 30, 1997 (unaudited)
--------------------------------------------------------------------------------

                                                                 TOTAL RETURNS
                                                      ----------------------------------
                                                       SIX        ONE      FIVE     TEN
                                                      MONTHS**    YEAR    YEARS*  YEARS*
                                                      --------    ----    ------  ------
Landmark New York Tax Free Income Fund
 without Sales Charge ..............................  3.59%      8.34%    6.23%    7.42%
Lipper New York State Municipal Bond Funds Average .  2.96%      7.71%    6.31%    7.59%
Lehman Municipal Bond Index ........................  3.20%      8.25%    7.10%    8.17%
Landmark New York Tax Free Income Fund
 with Maximum Sales Charge of 4.00% ................(0.55)%      4.01%    5.36%    6.98%

*    Average annual total return
**   Not Annualized

30-Day SEC Yield              4.90%
Income Dividends Per Share   $0.288

--------------------------------------------------------------------------------
  PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

A $10,000 investment in the Fund made ten years ago (June 1987) would have grown to $19,646 with sales charge (as of 6/30/97). The graph shows how this compares to our benchmark over the same period.

The graph includes the initial charge on the Fund (no comparable charge exists for the other indices) and assumes all dividends and distributions from the Fund are reinvested at Net Asset Value.

                     LANDMARK NEW YORK TAX FREE INCOME FUND

          LANDMARK NEW YORK    LANDMARK NEW      LIPPER NEW
           TAX FREE INCOME     YORK TAX FREE     YORK STATE     LEHMAN MUNICIPAL
            FUND - WITHOUT     INCOME FUND -   MUNICIPAL BOND      BOND INDEX
             SALES CHARGE    WITH SALES CHARGE  FUNDS AVERAGE     (UNMANAGED)
          ---------------------------------------------------------------------
Jun-87        10000.00           9600.00        10000.00           10000.00
Jul-87        10069.25           9666.48        10101.35           10101.86
Aug-87        10079.81           9676.62        10139.11           10124.18
Sep-87         9477.86           9098.75         9663.16            9750.68
Oct-87         9454.73           9076.54         9706.88            9785.60
Nov-87         9830.17           9436.96         9973.17           10040.75
Dec-87        10022.92           9622.00        10186.80           10186.26
Jan-88        10426.80          10009.73        10589.23           10549.09
Feb-88        10542.51          10120.81        10689.59           10660.65
Mar-88        10214.04           9805.48        10461.05           10536.48
Apr-88        10246.00           9836.16        10509.74           10617.00
May-88        10276.02           9864.97        10515.70           10585.95
Jun-88        10458.71          10040.36        10680.64           10741.17
Jul-88        10518.12          10097.39        10746.22           10811.02
Aug-88        10550.98          10128.94        10784.98           10820.72
Sep-88        10766.08          10335.44        10991.65           11016.69
Oct-88        11040.49          10598.87        11234.10           11210.71
Nov-88        10907.75          10471.44        11101.95           11107.88
Dec-88        11140.38          10694.76        11271.86           11221.38
Jan-89        11279.94          10828.74        11432.83           11453.24
Feb-89        11111.62          10667.15        11332.47           11322.27
Mar-89        11149.29          10703.32        11315.58           11295.11
Apr-89        11473.92          11014.97        11603.74           11562.86
May-89        11744.53          11274.75        11824.32           11803.45
Jun-89        11893.94          11418.18        11980.33           11963.52
Jul-89        12048.88          11566.93        12104.53           12126.50
Aug-89        11868.51          11393.77        11986.29           12008.15
Sep-89        11726.90          11257.82        11932.63           11972.25
Oct-89        11893.28          11417.54        12034.98           12118.74
Nov-89        12105.71          11621.49        12218.80           12331.20
Dec-89        12223.85          11734.89        12318.16           12432.09
Jan-90        12090.34          11606.73        12188.00           12372.91
Feb-90        12143.39          11657.66        12291.34           12483.51
Mar-90        12147.10          11661.21        12260.53           12487.39
Apr-90        11955.61          11477.38        12107.51           12397.17
May-90        12278.62          11787.47        12418.52           12667.83
Jun-90        12448.28          11950.35        12564.59           12779.39
Jul-90        12724.43          12215.45        12798.09           12967.60
Aug-90        12421.71          11924.84        12534.78           12779.39
Sep-90        12351.93          11857.85        12483.11           12787.16
Oct-90        12518.29          12017.56        12606.32           13019.01
Nov-90        12921.97          12405.09        12893.48           13280.95
Dec-90        12949.14          12431.18        12936.21           13339.15
Jan-91        13166.25          12639.60        13112.08           13518.63
Feb-91        13148.82          12622.87        13184.62           13636.01
Mar-91        13147.64          12621.74        13233.31           13640.86
Apr-91        13353.07          12818.95        13439.98           13823.24
May-91        13468.15          12929.43        13545.31           13946.45
Jun-91        13455.40          12917.19        13531.40           13932.87
Jul-91        13654.56          13108.37        13750.99           14102.64
Aug-91        13853.07          13298.95        13948.73           14287.93
Sep-91        14073.27          13510.34        14158.39           14474.19
Oct-91        14221.11          13652.26        14294.52           14604.19
Nov-91        14234.78          13665.39        14314.39           14644.94
Dec-91        14547.08          13965.20        14609.50           14959.25
Jan-92        14495.98          13916.14        14529.01           14993.21
Feb-92        14532.18          13950.89        14582.67           14998.06
Mar-92        14487.94          13908.42        14629.37           15003.88
Apr-92        14581.21          13997.96        14784.38           15137.76
May-92        14826.21          14233.17        15000.00           15316.26
Jun-92        15126.11          14521.07        15310.02           15573.34
Jul-92        15646.41          15020.55        15870.43           16039.97
Aug-92        15419.84          14803.04        15628.97           15883.78
Sep-92        15472.63          14853.72        15675.68           15987.58
Oct-92        15193.28          14585.55        15415.34           15830.42
Nov-92        15539.69          14918.10        15792.93           16113.70
Dec-92        15690.06          15062.46        15994.63           16278.62
Jan-93        15938.37          15300.84        16191.38           16467.79
Feb-93        16549.00          15887.04        16832.27           17063.45
Mar-93        16412.73          15756.22        16660.37           16883.00
Apr-93        16537.63          15876.12        16843.20           17053.74
May-93        16574.69          15911.70        16961.45           17149.79
Jun-93        16849.13          16175.16        17246.62           17435.97
Jul-93        16855.25          16181.04        17241.65           17458.28
Aug-93        17145.05          16459.25        17617.25           17821.11
Sep-93        17342.99          16649.27        17813.00           18023.86
Oct-93        17372.81          16677.90        17846.78           18057.82
Nov-93        17215.88          16527.25        17647.06           17898.72
Dec-93        17577.08          16873.99        18017.69           18276.10
Jan-94        17748.11          17038.19        18208.47           18484.67
Feb-94        17310.43          16618.02        17751.39           18006.40
Mar-94        16526.17          15865.12        16952.50           17273.96
Apr-94        16556.64          15894.38        16969.40           17420.45
May-94        16696.32          16028.47        17135.33           17571.79
Jun-94        16493.60          15833.86        17015.10           17469.93
Jul-94        16822.50          16149.60        17314.19           17790.07
Aug-94        16901.47          16225.42        17371.82           17845.36
Sep-94        16569.85          15907.05        17037.96           17583.43
Oct-94        16252.64          15602.54        16666.34           17270.08
Nov-94        15887.30          15251.81        16213.24           16957.70
Dec-94        16264.18          15613.62        16662.36           17331.20
Jan-95        16716.63          16047.96        17132.35           17826.93
Feb-95        17203.27          16515.14        17683.82           18345.94
Mar-95        17399.04          16703.08        17833.86           18556.46
Apr-95        17414.10          16717.54        17855.72           18578.77
May-95        18072.15          17349.26        18431.04           19171.52
Jun-95        17823.97          17111.02        18183.62           19004.66
Jul-95        17910.69          17194.26        18295.91           19185.10
Aug-95        18145.59          17419.76        18502.58           19428.60
Sep-95        18196.04          17468.20        18598.97           19550.83
Oct-95        18600.26          17856.25        18900.04           19834.11
Nov-95        19006.71          18246.44        19262.72           20162.98
Dec-95        19177.33          18410.24        19461.45           20357.00
Jan-96        19262.79          18492.28        19548.89           20511.25
Feb-96        19022.69          18261.78        19384.94           20371.56
Mar-96        18730.94          17981.70        19064.98           20110.59
Apr-96        18644.38          17898.60        18984.50           20054.33
May-96        18678.45          17931.32        18982.51           20046.57
Jun-96        18888.88          18133.33        19184.22           20264.84
Jul-96        19061.07          18298.63        19366.06           20447.23
Aug-96        19003.51          18243.37        19319.36           20443.34
Sep-96        19336.64          18563.17        19618.44           20729.53
Oct-96        19511.12          18730.67        19814.19           20963.33
Nov-96        19865.10          19070.50        20170.91           21346.53
Dec-96        19754.36          18964.18        20067.57           21257.28
Jan-97        19787.06          18995.58        20061.61           21298.02
Feb-97        19981.52          19182.26        20242.45           21493.99
Mar-97        19723.33          18934.39        19981.12           21207.80
Apr-97        19884.39          19089.01        20155.01           21386.30
May-97        20229.17          19420.01        20455.09           21709.35
Jun-97        20464.09          19645.53        20661.76           21941.21

Notes: All Fund performance numbers represent past performance, and are no guarantee of future results. The Fund's share price and investment return will fluctuate, so that the value of an investor's shares, when redeemed, may be worth more or less than their original cost. Total returns include change in share price and reinvestment of dividends and distributions, if any. Total return figures "with sales charge" are provided in accordance with SEC guidelines for comparative purposes for prospective investors.

--------------------------------------------------------------------------------
  Landmark New York Tax Free Income Fund
--------------------------------------------------------------------------------
  PORTFOLIO OF INVESTMENTS June 30, 1997 (unaudited)
--------------------------------------------------------------------------------

MOODY'S                                              PRINCIPAL
BOND                                                   AMOUNT
RATING   ISSUER                                    (000'S OMITTED)     VALUE
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 MUNICIPAL BONDS--97.8%
--------------------------------------------------------------------------------

GENERAL OBLIGATION BONDS -- 13.6%
Baa1 New York City, NY Series F,
      7.65% due 2/1/06 ..........................        $3,000       $3,338,010
Baa1 New York City, NY Series F,
      8.40% due 11/15/06 ........................           175          199,813
Aaa  New York City, NY Series F,
      8.40% due 11/15/06 ........................         1,825        2,133,827
Baa1 New York City, NY Series B,
      6.375% due 8/15/11 ........................         1,500        1,575,570
Baa1 New York City, NY Series A,
      6.25% due 8/01/12 .........................         3,200        3,333,568
                                                                     -----------
                                                                      10,580,788
HOUSING REVENUE -- 19.1%
Aaa  New York State Housing Finance
      Agency, ETM,
      7.90% due 11/01/06 .........................        5,750        6,803,285
Aa   New York State Mortgage
      Agency Revenue, AMT,
      7.25% due 10/01/07 .........................        6,075        6,474,431
Aa   New York State Mortgage
      Agency Revenue, AMT,
      7.75% due 10/01/23 .........................        1,470        1,559,156
                                                                     -----------
                                                                      14,836,872
                                                                     -----------
POWER REVENUE -- 1.2%
Baa1 Puerto Rico Electric
      Power Authority,
      5.25% due 7/1/21 ..........................         1,000          936,570
                                                                     -----------
STATE AGENCIES -- 18.5%
Baa1 New York State Dormitory
      Authority, 6.50% due 2/15/11 ..............         1,610        1,760,744
Baa1 New York State Dormitory
      Authority, 5.25% due 5/15/13 ..............         2,000        1,934,600
Aaa  New York State Dormitory
      Authority, 5.25% due 7/1/18 ...............         2,000        1,923,620
Aaa  New York State Dormitory
      Authority, City University,
      5.75% due 7/1/18 ..........................        $3,000       $3,104,130
Aaa  New York State Dormitory
      Authority, City University,
      5.00% due 7/1/20 ..........................         2,000        1,848,240
Baa1 New York State Dormitory
      Authority, 5.25% due 5/15/21 ..............         1,000          922,010
Baa1 New York State Dormitory
      Authority, 5.40% due 5/15/23 ..............         1,690        1,593,450
Baa1 New York State Urban
      Development Revenue,
      5.875% due 4/1/09 .........................         1,245        1,277,121
                                                                     -----------
                                                                      14,363,915
                                                                     -----------
TRANSPORTATION REVENUE --13.3%
Baa1 Metropolitan Transportation
      Authority, NY, 5.75% due 7/1/13 ...........         1,000        1,018,700
Baa1 Metropolitan Transportation
      Authority, NY, 5.75% due 7/1/13 ...........         3,000        3,085,020
Aaa  Puerto Rico Commonwealth
      Highway Authority,
      8.00% due 7/1/05 ..........................         2,900        3,076,262
Aaa  Puerto Rico Commonwealth
      Highway Authority,
      5.50% due 7/1/13 ..........................         1,125        1,158,694
Aaa  Puerto Rico Commonwealth
      Highway Authority,
      5.50% due 7/1/15 ..........................         1,000        1,026,440
Aa  Triborough Bridge & Tunnel
      Authority, 5.00% due 1/1/20 ...............         1,000          939,570
                                                                     -----------
                                                                      10,304,686
                                                                     -----------
WATER AND SEWER REVENUE -- 11.9%
Aa  New York State Environmental
      Facilities, 7.00% due 6/15/12 .............         3,360        3,674,866
Aa  New York State Environmental
      Facilities, 7.50% due 6/15/12 .............         3,000        3,302,940
A1  New York State Environmental
      Facilities, 7.125% due 7/1/12 .............         2,100        2,264,682
                                                                     -----------
                                                                       9,242,488
                                                                     -----------
OTHER REVENUE -- 20.2%
Aaa  Municipal Assistance Corp., Series B,
      Zero Coupon Bond due 7/15/11 ..............         $ 500        $ 237,385
Aaa  Municipal Assistance Corp., Series B,
      Zero Coupon Bond due 1/15/12 ..............           400          183,632
Aaa  Municipal Assistance Corp., Series B,
      Zero Coupon Bond due 1/15/13 ..............           800          345,488
Aaa  Municipal Assistance Corp., Series B,
      Zero Coupon Bond due 1/15/14 ..............         1,405          570,232
N/R  New York City Industrial
      Development Agency,
      7.00% due 5/1/08 ..........................           800          838,696
Aaa  New York State Energy Research &
      Development, 5.50% due 1/1/21 .............         2,500        2,458,000
A    New York State Local Government
      Assist Series E, 6.00% due 4/1/14 .........         2,000        2,142,200
A    New York State Local Government
     Assist Series A, 5.25% due 4/1/19 ..........         4,000        3,776,600
Aaa  New York State Medical Care
      Facilities, 6.90% due 8/15/34 .............         1,000        1,117,990
N/R  Port Authority New York and
      New Jersey Special Obligation,
      6.75% due 10/1/19 .........................         3,850        4,059,017
                                                                     -----------
                                                                      15,729,240
                                                                     -----------
TOTAL MUNICIPAL BONDS
  (Identified Cost $71,361,625) .................                    $75,994,559
                                                                     -----------

--------------------------------------------------------------------------------
 VARIABLE RATE DEMAND NOTES AT
  AMORTIZED COST*-- 0.5%
--------------------------------------------------------------------------------
New York, NY, due 8/15/20 .......................          $400          400,000
                                                                     -----------
TOTAL INVESTMENTS
  (Identified Cost $71,761,625) ..................         98.3%      76,394,559
OTHER ASSETS,
 LESS LIABILITIES ................................          1.7        1,344,437
                                                          -----      -----------
NET ASSETS .......................................        100.0%     $77,738,996
                                                          =====      ===========
* Variable rate demand notes have a demand feature under which the Fund could tender them back to the issuer on no more than 7 days' notice.

See notes to financial statements

-----------------------------------------------------------------------------------------------------
  Landmark New York Tax Free Income Fund
-----------------------------------------------------------------------------------------------------
  STATEMENT OF ASSETS AND LIABILITIES June 30, 1997 (unaudited)
-----------------------------------------------------------------------------------------------------

ASSETS:
Investments, at value (Note 1A) (Identified Cost, $71,761,625)                            $76,394,559
Cash .........................................................                                 64,485
Interest receivable ..........................................                              1,418,132
Receivable for shares of beneficial interest sold ............                                  2,881
                                                                                          -----------
 Total assets ................................................                             77,880,057
                                                                                          -----------

LIABILITIES:
Payable for shares of beneficial interest repurchased ........                                 38,199
Payable to affiliates:
 Investment advisory fees (Note 2) ...........................       $15,020
 Shareholder Servicing Agents' fees (Note 3B) ................        16,054                   31,074
                                                                     -------
Accrued expenses and other liabilities .......................                                 71,788
                                                                                          -----------
 Total liabilities ...........................................                                141,061
                                                                                          -----------

NET ASSETS for 7,018,224 shares of beneficial interest outstanding                        $77,738,996
                                                                                          ===========

NET ASSETS CONSIST OF:
Paid-in capital ..............................................                            $78,246,068
Accumulated net realized loss on investments .................                             (5,231,066)
Unrealized appreciation of investments .......................                              4,632,934
Undistributed net investment income ..........................                                 91,060
                                                                                          -----------
 Total .......................................................                            $77,738,996
                                                                                          ===========

NET ASSET VALUE AND REDEMPTION PRICE PER SHARE OF BENEFICIAL
  INTEREST ...................................................                                 $11.08
                                                                                                 ====

COMPUTATION OF OFFERING PRICE:
Maximum Offering Price per share based on a 4.00% sales charge
  ($11.08 / 0.96) ............................................                                 $11.54
                                                                                               ======

See notes to financial statements

-------------------------------------------------------------------------------------------------
  Landmark New York Tax Free Income Fund
-------------------------------------------------------------------------------------------------
  STATEMENT OF OPERATIONS
  For the Six Months Ended June 30, 1997 (unaudited)
-------------------------------------------------------------------------------------------------

INVESTMENT INCOME (Note 1B):
Interest .....................................................                         $2,450,507

EXPENSES:
Investment advisory fees (Note 2) ............................       $157,359
Administrative fees (Note 3A) ................................         98,349
Shareholder servicing agents' fees (Note 3B) .................         98,349
Distribution fees (Note 4) ...................................         59,009
Custodian fees ...............................................         30,409
Auditing services ............................................         15,600
Shareholder reports ..........................................         11,666
Trustee fees .................................................          8,379
Transfer agent fees ..........................................          6,000
Legal services ...............................................          4,907
Miscellaneous ................................................          2,532
                                                                    ---------
   Total expenses ............................................        492,559
Less aggregate amount waived by Investment Adviser,
   Administrator and Distributor (Notes 2, 3A, and 4) ........       (175,709)
Less fees paid indirectly (Note 1G) ..........................         (2,113)
                                                                    ---------
   Net expenses ..............................................                            314,737
                                                                                       ----------
   Net investment income .....................................                          2,135,770
                                                                                       ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investment transactions .................                            362,495
Unrealized appreciation (depreciation) of investments--
   Beginning of period .......................................      4,366,737
   End of period .............................................      4,632,934
                                                                    ---------
Net change in unrealized appreciation (depreciation) .........                            266,197
                                                                                       ----------
   Net realized and unrealized gain (loss) on investments ....                            628,692
                                                                                       ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS .........                         $2,764,462
                                                                                       ==========

See notes to financial statements

---------------------------------------------------------------------------------------------------------------
  Landmark New York Tax Free Income Fund
---------------------------------------------------------------------------------------------------------------
  STATEMENT OF CHANGES IN NET ASSETS
---------------------------------------------------------------------------------------------------------------

                                                                   SIX MONTHS ENDED
                                                                     JUNE 30, 1997                 YEAR ENDED
                                                                      (UNAUDITED)              DECEMBER 31, 1996
                                                                   ----------------            -----------------
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS:
Net investment income ......................................          $  2,135,770                $ 44,573,015
Net realized gain on investment transactions ...............               362,495                     348,515
Net change in unrealized appreciation (depreciation) of
  investments ..............................................               266,197                  (2,544,578)
                                                                      ------------                ------------
Net increase in net assets resulting from operations .......             2,764,462                   2,376,952
                                                                      ------------                ------------

DIVIDENDS DECLARED TO SHAREHOLDERS FROM:
Net investment income ......................................            (2,076,216)                 (4,598,756)
                                                                      ------------                ------------

TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST (Note 6):
Net proceeds from sale of shares ...........................             1,008,663                   7,081,700
Net asset value of shares issued to shareholders from
 reinvestment of dividends .................................             2,037,919                   4,543,061
Cost of shares repurchased .................................            (8,177,838)
                                                                      ------------                ------------
 Net decrease in net assets from
   transactions in shares of beneficial interest ...........            (5,131,256)                 (5,860,430)
                                                                      ------------                ------------
NET DECREASE IN NET ASSETS .................................            (4,443,010)            (8,082,234)

NET ASSETS:
Beginning of period ........................................            82,182,006                  90,264,240
                                                                      ------------                ------------
End of period (including undistributed net investment
 income of $91,060 and $31,506, respectively) ..............          $ 77,738,996                $ 82,182,006
                                                                      ============                ============

See notes to financial statements

-----------------------------------------------------------------------------------------------------------------------------------
  Landmark New York Tax Free Income Fund
-----------------------------------------------------------------------------------------------------------------------------------
  FINANCIAL HIGHLIGHTS
-----------------------------------------------------------------------------------------------------------------------------------

                                                                                                 FOUR MONTHS
                                                      SIX MONTHS                                    ENDED
                                                         ENDED        YEAR ENDED DECEMBER 31,    DECEMBER 31,  YEAR ENDED AUGUST 31,
                                                     JUNE 30, 1997 -----------------------------     1993      -------------------
                                                      (UNAUDITED)    1996       1995      1994     (NOTE 1D)     1993      1992
                                                      -----------    ----       ----      ----     ---------     ----      ----
Net Asset Value, beginning of
 period .............................................   $ 10.98    $ 11.25    $ 10.09    $ 11.54    $ 11.44    $ 10.82    $ 10.27
                                                        -------    -------    -------    -------    -------    -------    -------
Income From Operations:
Net investment income ...............................     0.297      0.585      0.607      0.566      0.210      0.567      0.589
Net realized and unrealized
 gain (loss) on investments .........................     0.091     (0.267)     1.153     (1.415)     0.076      0.610      0.541
                                                        -------    -------    -------    -------    -------    -------    -------
 Total from operations ..............................     0.388      0.318      1.760     (0.849)     0.286      1.177      1.130
                                                        -------    -------    -------    -------    -------    -------    -------
Less Dividends From:
 Net investment income ..............................   (0.288)     (0.588)    (0.600)    (0.601)    (0.186)    (0.557)    (0.580)
                                                        -------    -------    -------    -------    -------    -------    -------
 Net Asset Value, end of period .....................   $ 11.08    $ 10.98    $ 11.25    $ 10.09    $ 11.54    $ 11.44    $ 10.82
                                                        =======    =======    =======    =======    =======    =======    =======

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted) ...........   $77,739    $82,182    $90,264     $86,399   $120,824   $111,583   $81,185
Ratio of expenses to average net assets .............     0.80%+     0.80%      0.80%       0.80%      0.80%+     0.80%     0.80%
Ratio of net investment income to average net assets      5.43%+     5.34%      5.62%       5.52%      4.84%+     5.11%     5.58%
Portfolio turnover ..................................        6%        47%        98%        150%        46%+      149%      143%
Total return ........................................     3.59%**    3.01%     17.89%     (7.47)%      2.52%**   11.19%    11.31%

     Note: If Agents of the Fund had not voluntarily agreed to waive all or a portion of their fees for the periods indicated and the expenses were not reduced for fees paid indirectly for the years after December 31, 1994, the net investment income per share and the ratios would have been as follows:

Net investment income per share                         $ 0.271    $ 0.534    $ 0.555     $ 0.508    $ 0.191    $ 0.515   $ 0.537
Ratios:
Expenses to average net assets ......................     1.25%+     1.27%      1.27%       1.27%      1.23%+     1.27%     1.30%
Net investment income to
 average net assets .................................     4.98%+     4.87%      5.15%       5.05%      4.40%+     4.64%     5.09%

+ Annualized
**Not annualized

See notes to financial statements

--------------------------------------------------------------------------------
  Landmark New York Tax Free Income Fund
--------------------------------------------------------------------------------
  NOTES TO FINANCIAL STATEMENTS (unaudited)
--------------------------------------------------------------------------------

(1) SIGNIFICANT ACCOUNTING POLICIES
The Landmark New York Tax Free Income Fund (the "Fund") is a separate non-diversified series of Landmark Tax Free Income Funds (the "Trust"), a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. The Investment Adviser of the Fund is Citibank, N.A. ("Citibank"). The Landmark Funds Broker-Dealer Services, Inc. ("LFBDS") acts as the Fund's Administrator and Distributor. Citibank also serves as Sub-Administrator and makes shares available to customers as Shareholder Servicing Agent.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The Fund has approval to issue Class A and Class B shares as described more fully in the Fund's prospectus. No Class B shares have yet to be offered, therefore information presented in these financial statements relates solely to Class A shares.

The significant accounting policies consistently followed by the Fund are in conformity with generally accepted accounting principles and are as follows:

A. INVESTMENT SECURITY VALUATIONS -- Debt securities (other than short-term obligations maturing in 60 days or less) are valued on the basis of valuations furnished by a pricing service which takes into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, and other market data, without exclusive reliance upon quoted prices or exchange or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of the securities. Short-term obligations (maturing in 60 days or less) are valued at amortized cost, which approximates market value. Securities, if any, for which there are no such valuations or quotations are valued at fair value as determined in good faith by or under guidelines established by the Trustees.

B. INCOME -- Interest income is determined on the basis of interest accrued and discount earned, adjusted for amortization of premium or discount on long-term debt securities when required for federal income tax purposes.

C. FEDERAL TAXES -- The Fund's policy is to comply with the provisions of the Internal Revenue Code available to regulated investment companies and to distribute to shareholders all of its taxable income, including any net realized gain on investment transactions. Accordingly, no provision for federal income or excise tax is necessary. Dividends by the Fund from net interest received on tax-exempt municipal bonds are not includable by shareholders as gross income for federal income tax purposes because the Fund intends to meet certain requirements of the Internal Revenue Code applicable to regulated investment companies which will enable the Fund to pay exempt interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders. At December 31, 1996, the Fund, for federal income tax purposes, had a capital loss carryover of $5,593,561 which will expire on December 31, 2002. Such capital loss carryover will reduce the Fund's taxable income arising from future net realized gain on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax.

D. CHANGE IN FISCAL YEAR END -- Effective September 1, 1993, the Fund changed its fiscal year end from August 31 to December 31.

E. DISTRIBUTIONS -- The Fund distinguishes between distributions on a tax basis and a financial reporting basis and requires that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits which result in temporary over-distributions for financial statement purposes, are classified as distributions in excess of net investment income or accumulated net realized gains.

F. OTHER -- Investment transactions are accounted for on the date the investments are purchased or sold. Realized gains and losses are determined on the identified cost basis. Distributions to shareholders and shares issuable to shareholders electing to receive distributions in shares are recorded on the ex-dividend date.

G. FEES PAID INDIRECTLY -- The Fund's custodian bank calculates its fee based on the fund's average daily net assets. The fee is reduced according to a fee arrangement, which provides for custody fees to be reduced based on a formula developed to measure the value of cash deposited with the custodian by the Fund. This amount is shown as a reduction of expenses on the statement of operations.

H. EXPENSES -- The Fund bears all costs of its operations other than expenses specifically assumed by Citibank and LFBDS. Expenses incurred by the Trust with respect to any two or more funds or series are allocated in proportion to the average net assets of each fund, except when allocations of direct expenses to each fund can otherwise be made fairly. Expenses directly attributable to a fund are charged to that fund.

(2) INVESTMENT ADVISORY FEES
The investment advisory fee paid to Citibank, as compensation for overall investment management services, amounted to $157,359, of which $61,516 was voluntarily waived for the six months ended june 30, 1997. The investment advisory fee is computed at the annual rate of 0.40% Of average daily net assets.

(3) ADMINISTRATIVE SERVICES PLAN
The Trust, on behalf of the Fund, has adopted an Administrative Services Plan (the "Administrative Services Plan") which provides that the Trust may obtain the services of an Administrator, one or more Shareholder Servicing Agents and other Servicing Agents and may enter into agreements providing for the payment of fees for such services. Under the Administrative Services Plan, the aggregate of the fee paid to the Administrator from the Fund, the fees paid to the Shareholder Servicing Agents from the Fund and the Basic Distribution Fee paid from the Fund to the Distributor under the Distribution Plan may not exceed 0.65% of the Fund's average daily net assets on an annualized basis for the Fund's then-current fiscal year.

A. ADMINISTRATIVE FEES -- Under the terms of an Administrative Services Agreement, the administrative fee paid to the Administrator, as compensation for overall administrative services and general office facilities, is accrued daily and paid monthly at an annual rate of 0.25% of the Fund's average daily net assets. The Administrative fees amounted to $98,349, of which $57,045 was voluntarily waived for the six months ended June 30, 1997. Citibank acts as Sub-Administrator and performs such duties and receives such compensation from LFBDS as from time to time is agreed to by LFBDS and Citibank. The Fund pays no compensation directly to any Trustee or any officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Fund from the Administrator or its affiliates. Certain of the officers and a Trustee of the Fund are officers and directors of the Administrator or its affiliates.

B. SHAREHOLDER SERVICING AGENTS FEES -- The Trust, on behalf of the Fund, has entered into shareholder servicing agreements with each Shareholder Servicing Agent pursuant to which that Shareholder Servicing Agent acts as an agent for its customers and provides other related services. For their services, each Shareholder Servicing Agent receives fees from the Fund, which may be paid periodically, but may not exceed, on an annualized basis, an amount equal to 0.25% of the average daily net assets of the Fund represented by shares owned during the period for which payment is being made by investors for whom such Shareholder Servicing Agent maintains a servicing relationship. Shareholder Servicing Agents' fees amounted to $98,349 for the six months ended June 30, 1997.

(4) DISTRIBUTION FEES
The Trust, on behalf of the Fund, has adopted a Plan of Distribution pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, in which the Fund compensates the Distributor at an annual rate not to exceed 0.15% of the Fund's average daily net assets. The Distribution fees amounted to $59,009, of which $57,148 was voluntarily waived for the six months ended June 30, 1997. The Distributor may also receive an additional fee from the Fund at an annual rate not to exceed 0.05% of the Fund's average daily net assets in anticipation of, or as reimbursement for, advertising expenses incurred by the Distributor in connection with the sale of shares of the Fund. No payment of such additional fees has been made during the period.

(5) PURCHASES AND SALES OF INVESTMENTS
Purchases and sales of investments, other than U.S. Government securities and short-term obligations, aggregated $4,337,135 and $9,631,878, respectively.

(6) SHARES OF BENEFICIAL INTEREST
The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional Shares of Beneficial Interest (without par value). Transactions in shares of beneficial interest were as follows:

                                                   SIX MONTHS
                                                      ENDED         YEAR ENDED
                                                  JUNE 30, 1997     DECEMBER 31,
                                                   (UNAUDITED)          1996
                                                  -------------     ------------
Shares sold ................................          91,844            642,528
Shares issued to shareholders from
 reinvestment of dividends .................         186,022            417,595
Shares repurchased .........................        (746,037)        (1,595,467)
                                                    --------         ----------
Net decrease ...............................        (468,171)          (535,344)
                                                    ========         ==========

(7) FEDERAL INCOME TAX BASIS OF INVESTMENTS
The cost and unrealized appreciation (depreciation) in value of the investment securities owned at June 30, 1997, as computed on a federal income tax basis, are as follows:

Aggregate cost .........................................           $71,761,625
                                                                   ===========
Gross unrealized appreciation ..........................           $ 4,677,345
Gross unrealized depreciation ..........................               (44,411)
                                                                   -----------
 Net unrealized appreciation ...........................           $ 4,632,934
                                                                   ===========

(8) LINE OF CREDIT
The Fund, along with other Landmark Funds, entered into an ongoing agreement with a bank which allows the Funds collectively to borrow up to $60 million for temporary or emergency purposes. Interest on borrowings, if any, is charged to the specific fund executing the borrowing at the base rate of the bank. In addition, the committed portion of the line of credit requires a quarterly payment of a commitment fee based on the average daily unused portion of the line of credit. For the six months ended June 30, 1997, the commitment fee allocated to the Fund was $174. Since the line of credit was established there have been no borrowings.

--------------------------------------------------------------------------------
SHAREHOLDER
SERVICING AGENTS
--------------------------------------------------------------------------------

FOR NEW YORK RETAIL BANKING AND
BUSINESS AND PROFESSIONAL CUSTOMERS:
Citibank, N.A.
111 Wall Street, New York, NY 10043
(212) 820-2383 or (800) 846-5300

FOR CITIGOLD CUSTOMERS:
Citigold
P.O. Box 5130, New York, NY 10150-5130
Call Your Citigold Executive or, in NY or CT, (800) 285-1701 or for all other states, (800) 285-1707

FOR CITIBANK PRIVATE BANKING CLIENTS:
Citibank, N.A.
The Citibank Private Bank
153 East 53rd Street, New York, NY 10043
Call Your Citibank Private Banking Account Officer
Investment Specialist or (212) 559-5959

FOR CITIBANK GLOBAL ASSET MANAGEMENT CLIENTS:
Citibank, N.A.
Citibank Global Asset Management
153 East 53rd Street, New York, NY 10043
(212) 559-7117

FOR CITIBANK NORTH AMERICAN
INVESTOR SERVICES CLIENTS:
Citibank, N.A.
Master Trust Accounts
111 Wall Street, New York, NY 10043
Call Your Account Manager or (212) 657-9659

FOR CITICORP INVESTMENT SERVICES CUSTOMERS:
Citicorp Investment Services
One Court Square, Long Island City, NY 11120
Call Your Investment Consultant or (800) 846-5200
(212) 820-2380 in New York City

[Logo]  LANDMARK
        FUNDS

MONEY MARKET FUNDS:
Cash Reserves
Premium Liquid Reserves
Institutional Liquid Reserves

U.S. Treasury Reserves
Premium U.S. Treasury Reserves
Institutional U.S. Treasury Reserves

Tax Free Reserves
Institutional Tax Free Reserves

California Tax Free Reserves
Connecticut Tax Free Reserves
New York Tax Free Reserves

STOCK & BOND FUNDS:
U.S. Government Income Fund
Intermediate Income Fund
National Tax Free Income Fund
New York Tax Free Income Fund

Balanced Fund
Equity Fund
International Equity Fund
Small Cap Equity Fund
Emerging Asian Markets Equity Fund

TRUSTEES AND OFFICERS
C. Oscar Morong, Jr., Chairman
Philip W. Coolidge*, President
Elliott J. Berv
Mark T. Finn
Riley C. Gilley
Diana R. Harrington
Susan B. Kerley
Walter E. Robb, III
E. Kirby Warren
William S. Woods, Jr.

SECRETARY
Linda T. Gibson*

TREASURER
John R. Elder*

*Affiliated Person of Administrator and Distributor

--------------------------------------------------------------------------------

INVESTMENT ADVISER
Citibank, N.A.
153 East 53rd Street, New York, NY 10043

ADMINISTRATOR AND DISTRIBUTOR
The Landmark Funds Broker-Dealer Services, Inc.
6 St. James Avenue, Boston, MA 02116
(617) 423-1679

TRANSFER AGENT AND CUSTODIAN
State Street Bank and Trust Company
225 Franklin Street, Boston, MA 02110

AUDITORS
Deloitte & Touche LLP
125 Summer Street, Boston, MA 02110

LEGAL COUNSEL Bingham,
Dana & Gould 150 Federal Street, Boston, MA 02110

--------------------------------------------------------------------------------

SHAREHOLDER SERVICING AGENTS
(See Inside Cover)

This report is prepared for the information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus.

NTFI/S/97         Printed on Recycled Paper [recycle symbol]


[Logo]  LANDMARK(SM) FUNDS
           Advised by Citibank, N.A.


           LANDMARK
           NATIONAL TAX FREE
           INCOME FUND


           SEMI-ANNUAL
           REPORT
           June 30, 1997

--------------------------------------------------------------------------------
                          A LETTER TO OUR SHAREHOLDERS
--------------------------------------------------------------------------------

Dear Shareholder:

     Municipal bonds generally outperformed U.S. government securities during the first half of 1997, largely the result of a continuing imbalance in supply versus demand. Despite some volatility early in the period, the economy continued to provide an outstanding environment for financial assets, including municipal bonds: The economic expansion is in its seventh year and employment is near record levels, yet inflation is low--all of which are good for investments in municipal bonds.

     In this environment, the Landmark Funds' investment adviser, Citibank, N.A., continued to manage the Landmark National Tax Free Income Fund with the goal of achieving its investment objectives: to generate high levels of current income exempt from federal personal income taxes, and to preserve the value of its shareholders' investment. Consistent with this objective, the Fund seeks to provide an attractive yield from a high-quality investment portfolio consisting of municipal obligations primarily of states, municipalities and their agencies.

     This report reviews the Fund's investment activities and performance during the six months ended June 30, 1997, and provides a summary of Citibank's perspective on and outlook for the municipal bond market. On behalf of the Board of Trustees of the Landmark Funds, I want to thank you for your confidence and participation.

/s/ Philip W. Coolidge
    President
    July 18, 1997


Remember that Mutual Fund Shares:
o Are not bank deposits or FDIC insured
o Are not obligations of or guaranteed by Citibank or Citicorp Investment
  Services
o Are subject to investment risks, including possible loss of the principal amount invested.

TABLE OF CONTENTS

--------------------------------------------------------------------------------
  1    A Letter to Our Shareholders
--------------------------------------------------------------------------------
  2    Market Environment
       Fund Snapshot
--------------------------------------------------------------------------------
       Portfolio Manager
  3    The Portfolio Manager Responds
       Quotes from the Portfolio Manager
--------------------------------------------------------------------------------
       Strategy and Outlook
  4    Landmark National Tax Free
       Income Fund--By the Numbers
--------------------------------------------------------------------------------
  5    Fund Data
       Performance Highlights
--------------------------------------------------------------------------------
  6    Portfolio of Investments
--------------------------------------------------------------------------------
  7    Statement of Assets and Liabilities
--------------------------------------------------------------------------------
  8    Statement of Operations
--------------------------------------------------------------------------------
  9    Statement of Changes in Net Assets
--------------------------------------------------------------------------------
 10    Financial Highlights
--------------------------------------------------------------------------------
 11    Notes to Financial Statements
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  MARKET ENVIRONMENT
--------------------------------------------------------------------------------

     The first half of 1997 represented one of the most interesting periods in recent memory for U.S. financial markets. The economy continued to grow with few signs of inflation, marking the sixth year in what is becoming one of the longest expansions in the post-World War II era. As measured by the Dow Jones Industrial Average, the stock market gained more than 1,100 points for its best six-month performance in 10 years. The bond market provided positive total rates of return as yields of long-term U.S. Treasury bonds ended the period at 6.78% despite a one-quarter point increase in the federal funds rate, a key short-term interest rate set by the Federal Reserve Board. Municipal bonds generally outperformed comparable taxable fixed-income securities, largely because of a lack of new supply in an environment of ample investor demand.

     When examined more closely, however, the general uptrend reveals a considerable amount of volatility. The economy, for example, grew at a torrid 5.9% rate during the first three months of the year as consumer spending and winter temperatures both remained unexpectedly high. As a result, fixed-income investors became concerned early in the year that the economy was growing too fast posing an inflation threat. Therefore, yields on municipal securities rose in sympathy with U.S. Treasury bonds, which saw yields rise by about one-half a percentage point. The Federal Reserve Board, apparently agreeing that inflation might become an issue, tightened monetary policy modestly to curtail economic growth.

     Yet, inflation concerns proved to be short-lived as persistently stable consumer and wholesale prices encouraged fixed-income investors to get back in the market. Yields on municipal bonds quickly fell and ended the period just slightly below the levels at which they started the year.

--------------------------------------------------------------------------------
  FUND SNAPSHOT
--------------------------------------------------------------------------------

COMMENCEMENT OF OPERATIONS
August 17, 1995

NET ASSETS AS OF 6/30/97
$1.8 million

FUND OBJECTIVE
To generate high levels of current income exempt from federal income taxes+ and to preserve the value of its shareholders' investment. The Fund invests primarily in municipal obligations that pay interest that is exempt from federal income taxes.

DIVIDENDS
Paid monthly

CAPITAL GAINS
Distributed annually, if any

BENCHMARKS
o Lipper General Municipal Bond Funds Average
o Lehman Municipal 4 Years Plus Bond Index

INVESTMENT ADVISER
Citibank, N.A.

+A portion of the income may be subject to the Federal Alternative Minimum Tax.
 Consult your personal tax advisor.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  PORTFOLIO MANAGER
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
JOHN C. MOONEY
Vice President, Citibank N.A.

     Mr. Mooney has managed the Landmark National Tax Free Income Fund since June 1997. Mr. Mooney is a Senior Portfolio Manager responsible for managing tax-exempt fixed income funds. He is also part of the team responsible for fixed-income strategy, research and trading. Prior to joining Citibank in 1997, Mr. Mooney served as a tax-exempt portfolio manager at SunAmerica for over three years and also served as a tax-exempt portfolio manager at First Investors for three years. Prior experience also includes Alliance Capital Management L.P. and The Boston Company.

--------------------------------------------------------------------------------
  THE PORTFOLIO MANAGER RESPONDS
--------------------------------------------------------------------------------
     We maintained a neutral duration of about 73/4 years throughout the period, neither materially lengthening nor shortening as we saw no reason to do so. Our neutral stance positioned us well for an increase in the value of municipal bonds relative to comparable U.S. Treasury securities. In fact, municipal bonds ended the period near the high end of their valuation range relative to Treasuries, a condition caused by the relative lack of supply of new municipal bond issues. The nation's economic strength has been good for tax revenues for most states and municipalities, reducing their need to finance in the public markets.

     We also maintained our sector allocations, diversifying the portfolio among tax-exempt bonds issued by states, municipalities, agencies and authorities throughout the nation. At the end of the period, 64% of the portfolio was rated "AA", "Aa" or better by the major bond rating agencies.

--------------------------------------------------------------------------------
  QUOTES FROM THE PORTFOLIO MANAGER
--------------------------------------------------------------------------------

"Municipal bonds have generally performed better than U.S. Treasury securities because of a lack of supply relative to demand."

"We don't expect potential changes in the federal capital gains tax to affect demand for municipal bonds. High income investors will continue to need the tax relief they provide."

"We expect interest rates to decline modestly over the next several months, although the overall trend may be periodically interrupted by volatility."

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  STRATEGY AND OUTLOOK
--------------------------------------------------------------------------------

     We are optimistic about the prospects for municipal bonds over the foreseeable future. While we expect interest rates to decline modestly over time, we would not be surprised to see short-lived spikes in yields caused by economic data that does not conform to the general consensus opinion. In our view, any temporary increases in yields should be viewed as an opportunity to buy bonds inexpensively.

     In addition, the economic conditions that have led to a dearth of new supply are expected to continue. Yet, demand for tax-exempt financial instruments is expected to remain steady among high-income investors, especially in areas with high state and local income taxes.

     This combination of modest economic growth, low inflation, limited supply and steady demand should be good for municipal bond investors. Accordingly, we expect to maintain our neutral duration, and we will be ready to lengthen as opportunities to do so present themselves. Furthermore, we will continue to diversify assets among better-quality, highly liquid municipal securities that we believe offer superior relative values.

--------------------------------------------------------------------------------
  Landmark National Tax Free Income Fund
--------------------------------------------------------------------------------
  BY THE NUMBERS
--------------------------------------------------------------------------------

                        CHANGES IN PORTFOLIO COMPOSITION

   Portfolio of Investments
        as of 6/30/97                          . . . Compared to 12/31/96

GENERAL OBLIGATION BONDS    26%             GENERAL OBLIGATION BONDS    30%
TRANSPORTATION REVENUE      20%             TRANSPORTATION REVENUE      17%
OTHER REVENUE               15%             OTHER REVENUE               13%
CASH/SHORT TERM/OTHER       14%             HOUSING REVENUE              9%
POWER REVENUE                7%             CASH/SHORT TERM/OTHER        7%
WATER/SEWER REVENUE          7%             POWER REVENUE                6%
EDUCATION                    6%             WATER/SEWER REVENUE          6%
STATE AGENCIES               5%             EDUCATION                    5%
                                            STATE AGENCIES               4%
                                            HOSPITAL REVENUE             3%
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
  FUND DATA Period Ending June 30, 1997 (unaudited)
-----------------------------------------------------------------------------------------------------------------
                                                                                          TOTAL RETURNS
                                                                                 ------------------------------
                                                                                                         SINCE
                                                                                   SIX       ONE        8/17/95
                                                                                 MONTHS**    YEAR    (INCEPTION)*
                                                                                 -------    ------    --------
Landmark National Tax Free Income Fund without Sales Charge ................      4.03%     9.45%        7.99%
Lipper General Municipal Bond Funds Average ................................      2.95%     7.81%        6.35%+
Lehman Municipal 4 Years Plus Bond Index ...................................      3.33%     8.64%        7.13%+
Landmark National Tax Free Income Fund with Maximum Sales Charge of 4.00% ..     (0.13)%    5.07%        5.66%

*  Average annual total return
** Not Annualized
+  From 8/31/95

30-Day SEC Yield                $5.66%
Income Dividends Per Share      $0.27


--------------------------------------------------------------------------------
  PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

A $10,000 investment in the Fund made on inception date would have grown to $11,085 with sales charge (as of 6/30/97). The graph shows how this compares to our benchmark over the same period. The graph includes the initial charge on the Fund (no comparable charge exists for the other indices) and assumes all dividends and distributions from the Fund are reinvested at Net Asset Value.

                     LANDMARK NATIONAL TAX FREE INCOME FUND

          LANDMARK          LANDMARK
          NATIONAL          NATIONAL         LIPPER         LEHMAN
          TAX FREE          TAX FREE         GENERAL       MUNICIPAL
           INCOME            INCOME         MUNICIPAL     4 YEARS PLUS
            FUND -          FUND-WITH         BOND           BOND
           WITHOUT           SALES            FUNDS          INDEX
         SALES CHARGE        CHARGE          AVERAGE      (UNMANAGED)
         ------------------------------------------------------------
Aug-95      $10,190         $ 9,782          $10,110        $10,000
Sep-95      $10,248         $ 9,838          $10,170        $10,065
Oct-95      $10,456         $10,038          $10,327        $10,223
Nov-95      $10,636         $10,211          $10,527        $10,405
Dec-95      $10,743         $10,314          $10,644        $10,513
Jan-96      $10,840         $10,407          $10,696        $10,593
Feb-96      $10,712         $10,283          $10,612        $10,514
Mar-96      $10,491         $10,072          $10,442        $10,336
Apr-96      $10,434         $10,017          $10,393        $10,332
May-96      $10,398         $ 9,982          $10,397        $10,326
Jun-96      $10,549         $10,127          $10,495        $10,444
Jul-96      $10,670         $10,243          $10,472        $10,544
Aug-96      $10,643         $10,217          $10,466        $10,539
Sep-96      $10,817         $10,385          $10,617        $10,696
Oct-96      $10,939         $10,502          $10,732        $10,824
Nov-96      $11,158         $10,712          $10,920        $11,034
Dec-96      $11,099         $10,655          $10,873        $10,981
Jan-97      $11,126         $10,681          $10,873        $10,998
Feb-97      $11,228         $10,779          $10,968        $11,106
Mar-97      $11,071         $10,628          $10,825        $10,945
Apr-97      $11,185         $10,738          $10,914        $11,042
May-97      $11,355         $10,901          $11,070        $11,219
Jun-97      $11,546         $11,085          $11,194        $11,346

--------------------------------------------------------------------------------
Notes: All Fund performance numbers represent past performance, and are no guarantee of future results. The Fund's share price and investment return will fluctuate, so that the value of an investor's shares, when redeemed, may be worth more or less than their original cost. Total returns include change in share price and reinvestment of dividends and distributions, if any. Total return figures "with sales charge" are provided in accordance with SEC guidelines for comparative purposes for prospective investors.

--------------------------------------------------------------------------------
  Landmark National Tax Free Income Fund
--------------------------------------------------------------------------------
  PORTFOLIO OF INVESTMENTS June 30, 1997 (unaudited)
--------------------------------------------------------------------------------

MOODY'S                                                  PRINCIPAL
BOND                                                      AMOUNT
RATING      ISSUER                                   (000'S OMITTED)    VALUE
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 MUNICIPAL BONDS--85.7%
--------------------------------------------------------------------------------
GENERAL OBLIGATION BONDS -- 26.3%
Aaa  Massachusetts State, Construction
      Loan, 5.625% due 8/1/13 ......................        $ 50        $ 51,073
Aa   Metro, Oregon Open Spaces
      Program Series A,
      5.50% due 9/1/10 .............................          50          50,954
Baa1  New York, New York,
      6.25% due 8/1/12 .............................          50          52,087
Baa1  New York, New York
      6.25% due 8/1/17 .............................         200         203,972
Aaa  San Anselmo, California,
      5.60% due 8/1/11 ..............................         50          50,897
Aa1  Winston Salem, North Carolina,
      5.40% due 6/1/11 ..............................         50          51,366
                                                                      ----------
                                                                         460,349
                                                                      ----------
EDUCATION -- 5.6%
Aaa  Pleasanton, California School
      District, 5.60% due 8/1/11 ....................         50          51,351
Aaa  University of Southern Florida
      5.25% due 7/1/26 ..............................         50          46,898
                                                                      ----------
                                                                          98,249
                                                                      ----------
POWER REVENUE -- 6.7%
A1   New York State Energy Research &
      Dev. Authority, AMT,
      7.50% due 7/1/25 .............................          60          63,769
Aaa  Sikeston, Missouri, Electrical
      Revenue, 6.00% due 6/1/14 ....................          50          53,753
                                                                      ----------
                                                                         117,522
                                                                      ----------
STATE AGENCIES--5.4%
Baa1 New York State Dormitory
      Authority, 5.50% due 5/15/23 .................         100          95,230
                                                                      ----------
TRANSPORTATION REVENUE -- 20.0%
Baa  Arapahoe County, Colorado
      Capital Improvement,
      7.00% due 8/31/26 ............................         150         170,558
Aaa  Delaware River and Bay Authority,
      6.00% due 1/1/06 ..............................        $90          97,023
Aaa  Puerto Rico Commonwealth,
      Highway Series Y,
      6.25% due 7/1/05 ..............................         75          82,684
                                                                      ----------
                                                                         350,265
                                                                      ----------
WATER AND SEWER REVENUE -- 6.5%
Aaa  Bexar, Texas Metropolitan Water
      District, 6.00% due 5/1/15 ....................         50          51,888
Aa   Charlotte, North Carolina
      Water & Sewer Systems,
      5.25% due 12/1/21 ............................          65          62,839
                                                                      ----------
                                                                         114,727
                                                                      ----------
OTHER -- 15.2%
Aa   Municipal Assistance Corp.,
      Series E, 6.00% due 7/1/05 ...................         100         107,420
NR   Port Authority New York &
      New Jersey Special Obligation,
      AMT, 6.75% due 10/1/19 .......................         150         158,143
                                                                      ----------
                                                                         265,563
                                                                      ----------
TOTAL MUNICIPAL BONDS
  (Identified Cost $1,429,902)                                         1,501,905
                                                                      ----------
--------------------------------------------------------------------------------
 VARIABLE RATE DEMAND NOTES AT AMORTIZED COST* -- 5.7%
--------------------------------------------------------------------------------
     Louisiana State Offshore
       Terminal, due 9/1/06 ........................          50          50,000
     Washington State Health Care
       Facilities, due 1/1/05 ......................          50          50,000
                                                                      ----------
                                                                         100,000
                                                                      ----------
TOTAL INVESTMENTS
  (Identified Cost $1,529,902) .....................        91.4%      1,601,905
OTHER ASSETS, LESS LIABILITIES .....................         8.6         151,078
                                                           -----      ----------
NET ASSETS .........................................       100.0%     $1,752,983
                                                           =====      ==========
* Variable rate demand notes have a demand feature under which the Fund could tender them back to the issuer on no more than 7 days' notice.

See notes to financial statements

--------------------------------------------------------------------------------------------
  Landmark National Tax Free Income Fund
--------------------------------------------------------------------------------------------
  STATEMENT OF ASSETS AND LIABILITIES June 30, 1997 (unaudited)
--------------------------------------------------------------------------------------------

ASSETS:
Investments, at value (Note 1A) (Identified Cost, $1,529,902) ................   $1,601,905
Cash .........................................................................      122,722
Interest receivable ..........................................................       30,677
                                                                                 ----------
 Total assets ................................................................    1,755,304
                                                                                 ----------

LIABILITIES:
Dividends payable ............................................................        2,321
                                                                                 ----------

NET ASSETS for 167,289 shares of beneficial interest outstanding .............   $1,752,983
                                                                                 ==========

NET ASSETS CONSIST OF:
Paid-in capital ..............................................................   $1,687,776
Unrealized appreciation of investments .......................................       72,003
Accumulated net realized loss on investments .................................      (12,011)
Undistributed net investment income ..........................................        5,215
                                                                                 ----------
 Total .......................................................................   $1,752,983
                                                                                 ==========

NET ASSET VALUE AND REDEMPTION PRICE PER SHARE OF BENEFICIAL INTEREST ........       $10.48
                                                                                     ======

COMPUTATION OF OFFERING PRICE:
Maximum Offering Price per share based on a 4.00% sales charge ($10.48 / 0.96)       $10.92
                                                                                     ======

See notes to financial statements

-----------------------------------------------------------------------------------------------------------------
  Landmark National Tax Free Income Fund
-----------------------------------------------------------------------------------------------------------------
  STATEMENT OF OPERATIONS
  For the six months ended June 30, 1997 (unaudited)
-----------------------------------------------------------------------------------------------------------------

INVESTMENT INCOME (Note 1B):
Interest ............................................................................                    $ 57,194

EXPENSES:
Custodian fees ......................................................................   $ 24,190
Auditing services ...................................................................     14,900
Shareholder reports .................................................................      7,420
Trustee fees ........................................................................      6,447
Transfer agent fees .................................................................      6,000
Legal services ......................................................................      5,200
Investment advisory fees (Note 2) ...................................................      4,121
Administrative fees (Note 3A) .......................................................      4,121
Shareholder servicing agents' fees (Note 3B) ........................................      2,575
Distribution fees (Note 4) ..........................................................        515
Miscellaneous .......................................................................      3,250
                                                                                        --------
  Total expenses ....................................................................     78,739

Less aggregate amount waived by Investment Adviser,
  Administrator, Shareholder Servicing Agents and Distributor (Notes 2, 3A, 3B, and 4)   (11,332)
Less fees paid indirectly (Note 1E) .................................................     (1,347)
Expenses assumed by the Administrator (Note 8) ......................................    (66,060)
                                                                                        --------
  Net expenses ......................................................................                          --
                                                                                                         --------
  Net investment income .............................................................                      57,194
                                                                                                         --------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investment transactions ........................................                       5,537
Unrealized appreciation (depreciation) of investments--
  Beginning of period ...............................................................     53,861
  End of period .....................................................................     72,003
                                                                                        --------
Net change in unrealized appreciation (depreciation) ................................                      18,142
                                                                                                         --------
  Net realized and unrealized gain (loss) on investments ............................                      23,679
                                                                                                         --------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ................................                    $ 80,873
                                                                                                         ========

See notes to financial statements

--------------------------------------------------------------------------------------------------------------
  Landmark National Tax Free Income Fund
--------------------------------------------------------------------------------------------------------------
  STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------------------------------------

                                                                             SIX MONTHS
                                                                                ENDED
                                                                            JUNE 30, 1997       YEAR ENDED
                                                                             (UNAUDITED)     DECEMBER 31, 1996
                                                                            -------------    -----------------
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS:
Net investment income ......................................................   $    57,194    $ 4,102,970
Net realized gain (loss) on investment transactions ........................         5,537        (17,548)
Net change in unrealized appreciation (depreciation) of investments ........        18,142         (9,055)
                                                                               -----------    -----------
Net increase in net assets resulting from operations .......................        80,873         76,367
                                                                               -----------    -----------
DIVIDENDS DECLARED TO SHAREHOLDERS FROM:
Net investment income ......................................................       (54,070)      (100,879)
                                                                               -----------    -----------
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST (Note 6):
Net proceeds from sale of shares ...........................................       125,778        950,184
Net asset value of shares issued to shareholders from
 reinvestment of dividends .................................................        53,675         99,169
Cost of shares repurchased .................................................      (513,575)      (270,666)
                                                                               -----------    -----------
 Net increase (decrease) in net assets from transactions in shares of
   beneficial interest .....................................................      (334,122)       778,687
                                                                               -----------    -----------
NET INCREASE (DECREASE) IN NET ASSETS ......................................      (307,319)       754,175

NET ASSETS:
Beginning of period ........................................................     2,060,302      1,306,127
                                                                               -----------    -----------
End of period (Including undistributed net investment income
 of $5,215 and $2,091, respectively) .......................................   $ 1,752,983    $ 2,060,302
                                                                               ===========    ===========
See notes to financial statements

------------------------------------------------------------------------------------------------
  Landmark National Tax Free Income Fund
------------------------------------------------------------------------------------------------
  FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------------------------------

                                                SIX MONTHS        YEAR         AUGUST 17, 1995
                                                   ENDED          ENDED       (COMMENCEMENT OF
                                               JUNE 30, 1997    DECEMBER 31,    OPERATIONS) TO
                                                (UNAUDITED)        1996        DECEMBER 31, 1995
                                                -----------     ------------   -----------------
Net Asset Value, beginning of period ....         $10.34          $10.55            $10.00
                                                  ------          ------            ------
Income From Operations:
Net investment income ...................          0.269           0.562             0.187
Net realized and unrealized gain (loss)
 on investments .........................          0.141          (0.232)            0.551
                                                  ------          ------            ------
  Total from operations .................          0.410           0.330             0.738
                                                  ------          ------            ------
Less Dividends From:
 Net investment income ..................         (0.270)         (0.540)           (0.188
                                                  ------          ------            ------
 Net Asset Value, end of period .........         $10.48          $10.34            $10.55
                                                  ======          ======            ======
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)         $1,753          $2,060            $1,306
Ratio of expenses to average net assets .              0%              0%                0%
Ratio of net investment income to
 average net assets .....................           5.55%+          5.42%             5.20%+
Portfolio turnover ......................              2%             52%                0%
Total return ............................           4.03%**         3.31%             7.43%**

Note: If Agents of the Fund had not voluntarily agreed to waive all of their fees for the period, the expenses were not reduced for fees paid indirectly and had expenses been limited to that required by certain state securities law in 1995, the net investment income per share and the ratios would have been as follows:

Net investment income (loss) per share            $(0.101)       $(0.291)             $0.098
Ratios:
Expenses to average net assets ..........           7.64%+         8.23%               2.50%+
Net investment income (loss) to
 average net assets .....................          (2.09)%+       (2.81)%              2.70%+

 + Annualized
 ** Not annualized

See notes to financial statements

--------------------------------------------------------------------------------
  Landmark National Tax Free Income Fund
--------------------------------------------------------------------------------
  NOTES TO FINANCIAL STATEMENTS (unaudited)
--------------------------------------------------------------------------------

(1) SIGNIFICANT ACCOUNTING POLICIES
The Landmark National Tax Free Income Fund (the "Fund") is a separate non-diversified series of Landmark Tax Free Income Funds (the "Trust"), a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. The Investment Adviser of the Fund is Citibank, N.A. ("Citibank"). The Landmark Funds Broker-Dealer Services, Inc. ("LFBDS") acts as the Fund's Administrator and Distributor. Citibank also serves as Sub-Administrator and makes shares available to customers as Shareholder Servicing Agent.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The Fund has approval to issue Class A and Class B shares as described more fully in the Fund's prospectus. No Class B shares have yet to be offered, therefore information presented in these financial statements relates solely to Class A shares.

The significant accounting policies consistently followed by the Fund are in conformity with generally accepted accounting principles and are as follows:

A. INVESTMENT SECURITY VALUATIONS -- Debt securities (other than short-term obligations maturing in 60 days or less) are valued on the basis of valuations furnished by a pricing service which takes into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, and other market data, without exclusive reliance upon quoted prices or exchange or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of the securities. Short-term obligations (maturing in 60 days or less) are valued at amortized cost, which approximates market value. Securities, if any, for which there are no such valuations or quotations are valued at fair value as determined in good faith by or under guidelines established by the Trustees.

B. INCOME -- Interest income is determined on the basis of interest accrued and discount earned, adjusted for amortization of premium or discount on long-term debt securities when required for federal income tax purposes.

C. FEDERAL TAXES -- The Fund's policy is to comply with the provisions of the Internal Revenue Code available to regulated investment companies and to distribute to shareholders all of its taxable income, including any net realized gain on investment transactions. Accordingly, no provision for federal income or excise tax is necessary. At December 31, 1996, the Fund, for federal income tax purposes, had a capital loss carryover of $17,548 which will expire December 31, 2004. Dividends by the Fund from net interest received on tax-exempt municipal bonds are not includable by shareholders as gross income for federal income tax purposes because the Fund intends to meet certain requirements of the Internal Revenue Code applicable to regulated investment companies which will enable the Fund to pay exempt interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.

D. DISTRIBUTIONS -- The Fund distinguishes between distributions on a tax basis and a financial reporting basis and requires that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits which result in temporary over-distributions for financial statement purposes, are classified as distributions in excess of net investment income or accumulated net realized gains.

E. FEES PAID INDIRECTLY -- The Fund's custodian bank calculates its fee based on the Fund's average daily net assets. The fee is reduced according to a fee arrangement, which provides for custody fees to be reduced based on a formula developed to measure the value of cash deposited with the custodian by the Fund. This amount is shown as a reduction of expense on the Statement of Operations.

F. EXPENSES -- The Fund bears all costs of its operations other than expenses specifically assumed by Citibank and LFBDS. Expenses incurred by the Trust with respect to any two or more funds or series are allocated in proportion to the average net assets of each fund, except when allocations of direct expenses to each fund can otherwise be made fairly. Expenses directly attributable to a fund are charged to that fund.

G. OTHER -- Investment transactions are accounted for on the date the investments are purchased or sold. Realized gains and losses are determined on the identified cost basis. Distributions to shareholders and shares issuable to shareholders electing to receive distributions in shares are recorded on the ex-dividend date.

(2) INVESTMENT ADVISORY FEES
The investment advisory fee paid to Citibank, as compensation for overall investment management services amounted to $4,121, all of which was voluntarily waived for the six months ended June 30, 1997. The investment advisory fee is computed at the annual rate of 0.40% of average daily net assets.

(3) ADMINISTRATIVE SERVICES PLAN
The Trust, on behalf of the Fund, has adopted an Administrative Services Plan (the "Administrative Services Plan") which provides that the Trust may obtain the services of an Administrator, one or more Shareholder Servicing Agents and other Servicing Agents and may enter into agreements providing for the payment of fees for such services. Under the Administrative Services Plan, the aggregate of the fee paid to the Administrator from the Fund and of the fees paid to the Shareholder Servicing Agents from the Fund under such plan may not exceed 0.65% of the Fund's average daily net assets on an annualized basis for the Fund's then-current fiscal year.

A. ADMINISTRATIVE FEES -- Under the terms of an Administrative Services Agreement, the administrative fee paid to the Administrator, as compensation for overall administrative services and general office facilities, is accrued daily and paid monthly at an annual rate of 0.40% of the Fund's average daily net assets. The Administrative fee amounted to $4,121, all of which was voluntarily waived for the six months ended June 30, 1997. Citibank acts as Sub-Administrator and performs such duties and receives such compensation from LFBDS as from time to time is agreed to by LFBDS and Citibank. The Fund pays no compensation directly to any Trustee or any officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Fund from the Administrator or its affiliates. Certain of the officers and a Trustee of the Fund are officers and directors of the Administrator or its affiliates.

B. SHAREHOLDER SERVICING AGENTS FEES -- The Trust, on behalf of the Fund, has entered into shareholder servicing agreements with each Shareholder Servicing Agent pursuant to which that Shareholder Servicing Agent acts as an agent for its customers and provides other related services. For their services, each Shareholder Servicing Agent receives fees from the Fund, which may be paid periodically, but may not exceed, on an annualized basis, an amount equal to 0.25% of the average daily net assets of the Fund represented by shares owned during the period for which payment is being made by investors for whom such Shareholder Servicing Agent maintains a servicing relationship. Shareholder Servicing Agents' fees amounted to $2,575, all of which was voluntarily waived for the six months ended June 30, 1997.

(4) DISTRIBUTION FEES
The Trust, on behalf of the Fund, has adopted a Plan of Distribution pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, in which the Fund compensates the Distributor at an annual rate not to exceed 0.05% of the Fund's average daily net assets. The Distributor may also receive an additional fee from the Fund at an annual rate not to exceed 0.05% of the Fund's average daily net assets in anticipation of, or as reimbursement for, advertising expenses incurred by the Distributor in connection with the sale of shares of the Fund. No payment of such additional fees has been made during the period. The Distribution fee amounted to $515, all of which was voluntarily waived for the six months ended June 30, 1997.

(5) PURCHASES AND SALES OF INVESTMENTS
Purchases and sales of investments, other than U.S. Government securities and short-term obligations, aggregated $47,500 and $473,875, respectively.

(6) SHARES OF BENEFICIAL INTEREST
 The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional Shares of Beneficial Interest (without par value). Transactions in shares of beneficial interest were as follows:

                                                       SIX MONTHS
                                                          ENDED      YEAR ENDED
                                                     JUNE 30, 1997  DECEMBER 31,
                                                      (UNAUDITED)       1996
                                                     -------------  ------------
Shares sold ....................................         12,180        92,257
Shares issued to shareholders
  from reinvestment of dividends ...............          5,198         9,709
Shares repurchased .............................        (49,307)      (26,521)
                                                        -------       -------
Net increase (decrease) ........................        (31,929)       75,445
                                                        =======       =======

(7) FEDERAL INCOME TAX BASIS OF INVESTMENTS
The cost and unrealized appreciation (depreciation) in value of the investment securities owned at June 30, 1997, as computed on a federal income tax basis, are as follows:

Aggregate cost .........................................            $1,529,902
                                                                    ==========
Gross unrealized appreciation ..........................            $   73,872
Gross unrealized depreciation ..........................                (1,869)
                                                                    ----------
Net unrealized appreciation ............................            $   72,003
                                                                    ==========

(8) ASSUMPTION OF EXPENSES
LFBDS has voluntarily agreed to pay the unwaived expenses of the Fund for the six months ended June 30, 1997 which amounted to $66,060.

(9) LINE OF CREDIT
The Fund, along with other Landmark Funds, entered into an ongoing agreement with a bank which allows the Funds collectively to borrow up to $60 million for temporary or emergency purposes. Interest on borrowings, if any, is charged to the specific fund executing the borrowing at the base rate of the bank. The line of credit requires a quarterly payment of a commitment fee based on the average daily unused portion of the line of credit. For the six months ended June 30, 1997, the commitment fee allocated to the Fund was $4. Since the line of credit was established there have been no borrowings.

--------------------------------------------------------------------------------
 SHAREHOLDER
 SERVICING AGENTS
--------------------------------------------------------------------------------

FOR NEW YORK RETAIL BANKING AND
BUSINESS AND PROFESSIONAL CUSTOMERS:
Citibank, N.A.
111 Wall Street, New York, NY 10043
(212) 820-2383 or (800) 846-5300

FOR CITIGOLD CUSTOMERS:
Citigold
P.O. Box 5130, New York, NY 10150-5130
Call Your Citigold Executive or, in NY or CT, (800) 285-1701, or for all other states, (800) 285-1707

FOR CITIBANK PRIVATE BANKING CLIENTS:
Citibank, N.A.
The Citibank Private Bank
153 East 53rd Street, New York, NY 10043
Call Your Citibank Private Banking Account Officer
Investment Specialist or (212) 559-5959

FOR CITIBANK GLOBAL ASSET MANAGEMENT CLIENTS:
Citibank, N.A.
Citibank Global Asset Management
153 East 53rd Street, New York, NY 10043
(212) 559-7117

FOR CITIBANK NORTH AMERICAN INVESTOR
SERVICES CLIENTS:
Citibank, N.A.
Master Trust Accounts
111 Wall Street, New York, NY 10043
Call Your Account Manager or (212) 657-9659

FOR CITICORP INVESTMENT SERVICES CUSTOMERS:
Citicorp Investment Services
One Court Square, Long Island City, NY 11120
Call Your Investment Consultant or (800) 846-5200
(212) 820-2380 in New York City

[Logo]  LANDMARK
        FUNDS

MONEY MARKET FUNDS:
Cash Reserves
Premium Liquid Reserves
Institutional Liquid Reserves

U.S. Treasury Reserves
Premium U.S. Treasury Reserves
Institutional U.S. Treasury Reserves

Tax Free Reserves
Institutional Tax Free Reserves

California Tax Free Reserves
Connecticut Tax Free Reserves
New York Tax Free Reserves

STOCK & BOND FUNDS:
U.S. Government Income Fund
Intermediate Income Fund
National Tax Free Income Fund
New York Tax Free Income Fund

Balanced Fund
Equity Fund
International Equity Fund
Small Cap Equity Fund
Emerging Asian Markets Equity Fund